UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number  811-21605
                                                 ----------------

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               25 DeForest Avenue
                            Summit, New Jersey 07901
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     John H. Kim, Director & Senior Counsel
                            Deutsche Asset Management
                                 345 Park Avenue
                            New York, New York 10154
           ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-454-6849
                                                            ------------
                        Date of fiscal year end: March 31
                                                 --------
                   Date of reporting period: December 31, 2005
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

         The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Schedule of Investments
                                   (Unaudited)
                                December 31, 2005


                                                                                                                        % OF
                                                                                                                      MEMBERS'
STRATEGY                  INVESTMENT FUND                             COST              FAIR VALUE     LIQUIDITY       CAPITAL
--------                  ---------------                             ----              ----------     ---------       -------
Event Driven
                          Avenue Europe Investments, L.P.                 932,212        1,075,243     Quarterly          1.7%
                          Gracie Capital L.P.                           2,000,000        2,160,097      Annually          3.5%
                          Harbert Distressed Investment Fund, L.P.        874,965        1,047,125     Quarterly          1.7%
                          Marathon Special Opportunity Fund, L.P.       1,500,000        1,621,160      Annually          2.6%
                          Merced Partners, L.P.                         1,550,000        1,782,092      Annually          2.9%
                          Perry Partners, L.P.                          2,600,000        2,793,034      Annually          4.5%
                          Special K Capital II, L.P.                      750,000          435,878      Annually          0.7%
                          Strategic Value Restructuring Fund, L.P.        870,036        1,108,040      Annually          1.8%
                                                                      --------------------------------------------------------
Total Event Driven                                                     11,077,213       12,022,669                       19.4%

Global Macro              Anglian Commodities U.S. Feeder
                                Fund, L.L.C.                              900,000          965,628      Monthly           1.5%
                          Bear Stearns Emerging Markets Macro
                                Fund, LP                                  700,000          714,700      Monthly           1.1%
                          Bridgewater Pure Alpha Trading Fund I         1,112,167        1,221,424      Monthly           2.0%
                          Drawbridge Global Macro Fund, L.P.            1,152,845        1,440,807     Quarterly          2.3%
                          FX Concepts Global Fund Master
                                Trust - Multi Strategy Series             205,668          216,202      Monthly           0.3%
                          GSA Capital Macro Partners, LP                  700,000          678,211      Monthly           1.1%
                          Vega Select Opportunities Fund Limited          930,056          887,667      Monthly           1.4%
                                                                      --------------------------------------------------------
Total Global Macro                                                      5,700,736        6,124,639                        9.7%

Long/Short Equity
                          Artha Emerging Markets Fund, L.P.             1,050,000        1,335,750     Quarterly          2.1%
                          Bonanza Partners LP                           1,250,000        1,358,949     Quarterly          2.2%
                          Delta Fund Europe LP                          1,700,000        2,249,372     Quarterly          3.6%
                          Delta Institutional, LP                       1,500,000        1,579,822     Quarterly          2.5%
                          FrontPoint Value Discovery Fund, L.P.         1,400,000        1,648,182     Quarterly          2.6%
                          Gandhara Fund L.P.                            1,120,000        1,275,747     Quarterly          2.0%
                          Hard Assets Partners, L.P.                    1,200,000        1,422,901      Monthly           2.3%
                          Hayground Cove Institutional Partners,
                                L.P.                                    1,150,000        1,234,156     Quarterly          2.0%
                          Jana Partners Qualified, L.P.                 2,450,000        2,491,035     Quarterly          4.0%
                          Kinetics Partners, L.P.                       1,550,000        1,854,435     Quarterly          3.0%
                          MPC Pilgrim, L.P.                               938,104        1,046,329      Monthly           1.7%

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Schedule of Investments
                             (Unaudited)(Continued)
                                December 31, 2005

                                                                                                                        % OF
                                                                                                                      MEMBERS'
STRATEGY                  INVESTMENT FUND                             COST              FAIR VALUE     LIQUIDITY       CAPITAL
--------                  ---------------                             ----              ----------     ---------       -------
                          RX Healthcare Partners II, L.P.                 691,404          720,856     Quarterly          1.2%
                          Seligman Tech Spectrum Fund LLC                 750,000          781,065      Monthly           1.3%
                          SR Global, L.P. Asia                          1,000,000        1,406,198      Monthly           2.3%
                          TCS Capital II, L.P.                          1,175,000        1,542,761      Annually          2.5%
                          Torrey Pines Fund, L.L.C.                       449,024          512,861     Quarterly          0.8%
                          Tracer Capital Partners QP, LP                1,000,000        1,138,090     Quarterly          1.8%
                          UC Financials Fund Limited                    1,350,000        1,579,883      Monthly           2.5%
                          WF Japan Fund Limited                           750,000          865,950                        1.3%
                                                                      --------------------------------------------------------
Total Long/Short Equity                                                22,473,532       26,044,342                       41.7%
                                                                      --------------------------------------------------------

Relative Value            Affinium Fund Ltd                               500,000          508,976      Annually          0.8%
                          Amaranth Capital Partners, L.L.C.             2,150,000        2,638,006      Annually          4.2%
                          Bogle World Fund, L.P.                        1,600,000        1,794,957     Quarterly          2.9%
                          Citadel Wellington Partners, L.L.C.           3,400,000        3,658,013     Quarterly          5.9%
                          Ellington Overseas Partners, Ltd.               700,000          770,167     Quarterly          1.2%
                          HBK Offshore Fund Ltd                         2,000,000        2,013,857     Quarterly          3.2%
                          Julius Baer Diversified Fixed Income                                         Quarterly
                               Hedge Fund                                 881,616          989,270                        1.6%
                          Marathon Global Convertible Fund L.P
                                                                          750,000          752,788      Monthly           1.2%
                          Silverback Partners, L.P.                       186,063          154,675     Quarterly          0.2%
                          Stadia Consumer Fund (QP), L.P.                 968,258          926,402     Quarterly          1.5%
                                                                      --------------------------------------------------------
Total Relative Value                                                   13,135,937       14,207,111                       22.7%
                                                                      --------------------------------------------------------
                          Total                                       $52,387,418      $58,398,761                       93.5%
                                                                      --------------------------------------------------------
                          Liabilities in Excess of Other Assets                          4,061,927                        6.5%
                                                                                       -----------                      ------
                          Members' Capital                                             $62,460,688                      100.0%
                                                                                       ===========                      ======



ITEM 2. CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

           (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Topiary Master Fund for Benefit Plan Investors (BPI) LLC
            -----------------------------------------------------------------

By (Signature and Title)*  /s/ Pamela Kiernan
                           --------------------------------------------------
                           Pamela Kiernan, President
                           (principal executive officer)

Date         February 28, 2006
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Pamela Kiernan
                           --------------------------------------------------
                           Pamela Kiernan, President
                           (principal executive officer)

Date         February 28, 2006
    -------------------------------------------------------------------------



By (Signature and Title)*  /s/ Marie Glassman
                           --------------------------------------------------
                           Marie Glassman, Treasurer, Principal Financial Officer and Accounting Officer
                           (principal financial officer)

Date         February 23, 2006
-------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.